Consolidated Statement of Cash Flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (47)	$ (271)	$ (217)
(Increase) in trade receivables	(55)	(110)	(164)
(Decrease) in trade payables	(15)	(51)	(48)
Net change in other operating assets	(28)	(23)	(63)
Net change in other operating liabilities	(44)	51	(30)
Total	$ (189)	$ (404)	$ (522)